Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Trade and other receivables
Trade and other receivables	₽ 6,273	₽ 8,042
Maximum
Trade and other receivables
Credit terms for receivables	30 days
Cash receivable from agents
Trade and other receivables
Trade and other receivables	₽ 3,630	3,937
Cash receivable from agents | Maximum
Trade and other receivables
Receivables, interest rate	36.00%
Cash receivable from agents | Minimum
Trade and other receivables
Receivables, interest rate	20.00%
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	₽ 1,965	2,959
Commissions receivable
Trade and other receivables
Trade and other receivables	155	538
Advances issued
Trade and other receivables
Trade and other receivables	426	275
Other receivables
Trade and other receivables
Trade and other receivables	97	333
Gross carrying amount
Trade and other receivables
Trade and other receivables	6,583	8,408
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	3,851	4,207
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	1,977	2,975
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	177	559
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	427	287
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	151	380
Loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(310)	(366)
Loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(221)	(270)
Loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(12)	(16)
Loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(22)	(21)
Loss allowance / Impairment | Advances issued
Trade and other receivables
Trade and other receivables	(1)	(12)
Loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	₽ (54)	₽ (47)